Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,827,000
Previously Paid Amount	0.00
Total Fee Amount	892.11
Total Offset Amount	0.00
Net Fee	892.11
Narrative - Max Aggregate Offering Price	$ 5,827,000
Final Prospectus	true